Exhibit 99.1
Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-4
Quarterly Servicing Report
Quarterly Distribution Date: 10/27/2008
Collection Period Ending: 9/30/2008
Table of Contents

		Page
I.	Principal Parties to the Transaction	2

II.	Explanations, Definitions, Abbreviations	2

III.	Deal Parameters	3
	A. Student Loan Portfolio Characteristics
	B. Notes
	C. Reserve Fund
	D. Other Fund Balances

IV.	Transactions for the Time Period	4

V.	Cash Receipts for the Time Period	5

VI.	Payment History and CPRs	5

VII.	Cash Payment Detail and Available Funds for the Time Period	6

VIII.	Waterfall for Distribution	7

IX.	Distributions	8
	A. Distribution Amounts
	B. Principal Distribution Amount Reconciliation
	C. Additional Principal Paid
	D. Reserve Fund Reconciliation
	E. Note Balances

X.	Portfolio Characteristics	9

XI.	Portfolio Characteristics by School and Program	9

XII.	Servicer Totals	9

XIII.	Collateral Tables	10
	Distribution of the Student Loans by Geographic Location
	Distribution of the Student Loans by Guarantee Agency
	Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
	Distribution of the Student Loans by Borrower Payment Status
	Distribution of the Student Loans by Range of Principal Balance
	Distribution of the Student Loans by Number of Days Delinquent
	Distribution of the Student Loans by Interest Rate
	Distribution of the Student Loans by SAP Interest Rate Index
	Distribution of the Student Loans by Date of Disbursement

XIV.	Trigger Information	12

XV.	Interest Rates for Next Distribution Date	12

XVI.	Items to Note	12

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2008-4

Depositor	Nelnet Student Loan Funding, LLC

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach. The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicers	Nelnet, Inc.
ACS Education Services, Inc.
Great Lakes Educational Loan Services, Inc.
Sallie Mae Servicing

Administrator	National Education Loan Network, Inc. (“NELN”)
On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the note holders and acts as paying agent for the notes. Also acts on behalf of the note holders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-4 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of Delaware, as Delaware Trustee. The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware Trustee receives an annual fee and will continue to do so for the life of this trust.
II. Explanations / Definitions / Abbreviations

Cash Flows	During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under “Principal Parties”, above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date	with respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR	Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall	Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the outstanding amount of notes for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio	Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	6/30/2008	Activity	9/30/2008
i. Portfolio Principal Balance	$1,261,242,766.87	$7,864,309.29	$1,269,107,076.16
ii Interest Expected to be Capitalized.	32,607,511.47		35,211,640.38
iii. on deposit in the Prefunding Account of the Acquisition Fund (after the effect of Distributions)	28,599,978.25		0.00

iv. Pool Balance (i + ii + iii)	$1,322,450,256.59		$1,304,318,716.54

v. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance + Capitalized Interest Balance)	$1,353,798,329.77		$1,335,621,460.87

vi. Other Accrued Interest	$4,868,608.86		$5,218,127.87
vii. Weighted Average Coupon (WAC)	7.063%		5.736%
viii. Weighted Average Remaining Months to Maturity (WARM)	129.26		129.05
ix. Number of Loans	369,938		372,586
x. Number of Borrowers	165,870		167,611
xi. Average Borrower Indebtedness	7,603.80		7,571.74
xii. Portfolio Yield ((Trust Income - Trust Expenses) / (Student Loans + Cash))	-0.0860%		0.5964%

B .Notes	CUSIP	Spread	Coupon Rate	7/25/2008%		Interest Due	10/27/2008%
i. Class A-1 Notes	64032J AA 4	0.53%	3.33000%	$285,985,812.64	21.18%	$2,486,647.02	$269,178,543.17	20.19%
ii. Class A-2 Notes	64032J AB 2	0.70%	3.50000%	481,000,000.00	35.63%	4,395,806.09	481,000,000.00	36.08%
iii. Class A-3 Notes	64032J AC 0	0.93%	3.73000%	147,000,000.00	10.89%	1,431,697.68	147,000,000.00	11.03%
iv. Class A-4 Notes	64032J AD 8	1.48%	4.28000%	395,500,000.00	29.30%	4,419,933.98	395,500,000.00	29.67%
v. Class B Notes	64032J AE 6	1.00%	3.80000%	40,500,000.00	3.00%	401,849.91	40,500,000.00	3.04%

vi. Total Notes				$1,349,985,812.64	100.00%	$13,135,934.68	$1,333,178,543.17	100.00%

LIBOR Rate Notes:
LIBOR Rate for Accrual Period	2.80000%
First Date in Accrual Period	7/25/2008
Last Date in Accrual Period	10/26/2008
Days in Accrual Period	94

Collection Period:
First Date in Collection Period	7/1/2008
Last Date in Collection Period	9/30/2008
Record Date	10/26/2008
Distribution Date	10/27/2008

C. Reserve Fund	7/25/2008	9/30/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$3,306,125.64	$3,260,796.79
iii. Reserve Fund Floor Balance	$976,594.34	$976,594.34
iv. Reserve Fund Balance after Distribution Date	$3,306,125.64	$3,260,796.79

D. Other Fund Balances	7/25/2008	9/30/2008
i. Collection Fund*	$9,580,283.11	$30,634,828.03
ii. Acquisition Fund (includes Prefunding Account) (after the effect of Distributions)	$28,599,978.25	$—
iii. Capitalized Interest Fund (after the effect of Distributions)	$28,041,947.54	$28,041,947.54
iv. Department Rebate Fund	$—	$—
(* For further information regarding Fund detail, see Section VII — J, “Collection Fund Reconciliation”.)

Total Fund Balances	$69,528,334.54	$61,937,572.36

IV. Transactions for the Time Period 07/01/2008 — 09/30/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$13,143,874.20
ii. Principal Collections from Guarantor		1,599,061.96
iii. Principal Repurchases/Reimbursements by Servicer		—
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		9,921,543.02
vi. Principal Write-Offs Reimbursed to the Trust		—
vii. Other System Adjustments		4,315.85

viii. Total Principal Collections		$24,668,795.03

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$16,815.79
ii. Principal Realized Losses — Other		3,813.53
iii. Other Adjustments		717,388.89
iv. Capitalized Interest		(5,136,482.24)

v. Total Non-Cash Principal Activity		$(4,398,464.03)

C. Student Loan Principal Additions
i. New Loan Additions		$(28,134,640.29)

ii. Total Principal Additions		$(28,134,640.29)

D. Total Student Loan Principal Activity (Aviii + Bv + Cii)		$(7,864,309.29)

E. Student Loan Interest Activity
i. Regular Interest Collections		$4,310,145.43
ii. Interest Claims Received from Guarantors		65,135.73
iii. Late Fees & Other		102,088.50
iv. Interest Repurchases/Reimbursements by Servicer		—
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		172,540.92
vii. Interest Write-Offs Reimbursed to the Trust		—
viii. Other System Adjustments		276.55
ix. Special Allowance Payments		(1,798,369.51)
x. Interest Benefit Payments		2,852,419.86
xi. Total Interest Collections		$5,704,237.48

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-offs		$—
ii. Interest Losses — Other		782.70
iii. Other Adjustments		10,077.68
iv. Capitalized Interest		5,136,482.24

v. Total Non-Cash Interest Adjustments		$5,147,342.62

G. Student Loan Interest Additions
i. New Loan Additions		$(458,362.54)

ii. Total Interest Additions		$(458,362.54)

H. Total Student Loan Interest Activity (Exi + Fv + Gii)		$10,393,217.56

I. Defaults Paid this Quarter (Aii + Eii)		$1,664,197.69
J. Cumulative Defaults Paid to Date		$1,902,516.80

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III — A-ii)	6/30/2008	32,607,511.47
Interest Capitalized into Principal During Collection Period (B-iv)		(5,136,482.24)
Change in Interest Expected to be Capitalized		7,740,611.15

Interest Expected to be Capitalized — Ending (III — A-ii)	9/30/2008	$35,211,640.38

V. Cash Receipts for the Time Period 07/01/2008 — 09/30/2008

A. Principal Collections
i. Principal Payments Received — Cash	$14,747,252.01
ii. Principal Received from Loans Consolidated	9,921,543.02
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	—
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$24,668,795.03

B. Interest Collections
i. Interest Payments Received — Cash	$4,375,557.71
ii. Interest Received from Loans Consolidated	172,540.92
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	1,054,050.35
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	—
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	102,088.50

vii. Total Interest Collections	$5,704,237.48

C. Other Reimbursements	$1,005,830.35

D. Investment Earnings	$399,394.68

E. Total Cash Receipts during Collection Period	$31,778,257.54

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
7/25/2008	$1,353,798,329.77	2.490%	2.490%	$1,893,661.00
10/27/2008	$1,335,621,460.87	1.380%	1.600%	$11,520,604.98

VII. Cash Payment Detail and Available Funds for the Time Period 07/01/2008 — 09/30/2008
Funds Previously Remitted: Collection Account

A. Servicing Fees	$1,834,076.15

B. Trustee Fees	$17,140.30

C. Delaware Trustee Fees	$—

D. Administration Fees	$81,333.41

E. Interest Payments on Notes	$8,776,975.40

F. Unpaid Interest Accrued to Depositor	$—

G. Principal Payments on Notes	$14,187.36

H. Transfer to Department Rebate Fund	$—
Funds Previously Remitted: Acquisition Fund — Prefunding Account

I. New Loan Purchases	Principal	Interest	Premium
	28,134,640.29	464,925.78	—	$28,599,566.07

J. Collection Fund Reconciliation
i. Beginning Balance:	7/25/2008	$9,580,283.11
ii. Principal Paid During Collection Period (G)		(14,187.36)
iii. Interest Paid During Collection Period (E)		(8,776,975.40)
iv. Deposits During Collection Period (V — A-v + B-vii + C)		31,378,862.86
v. Payments out During Collection Period (A + B + C + D + F + H)		(1,932,549.86)
vi. Total Investment Income Received for Quarter (V — D)		399,394.68
vii. Funds Transferred from the Capitalized Interest Fund		—
viii. Funds transferred from the Department Rebate Fund		—
ix. Funds Available for Distribution		$30,634,828.03

VIII. Waterfall for Distribution

		Remaining
		Funds Balance
A. Total Available Funds for Distribution (VII-J-ix)	$30,634,828.03	$30,634,828.03

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the Monthly Servicing Payment Date) — Current Month	$548,801.75	$30,086,026.28
Trustee Fee — Current Quarter	$24,270.24	$30,061,756.04
Delaware Trustee Fee — Current Year	$—	$30,061,756.04

respectively, due on such Quarterly Distribution Date, in each case, with such fees remaining unpaid from prior Quarterly Distribution Dates (and in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Month	$163,880.74	$29,897,875.30
and all unpaid Administration Fees from prior Quarterly Distribution Dates;	$—	$29,897,875.30

D. (A) to pay to the Class A Noteholders of each Class the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date:
i. Class A-1	$2,486,647.02	$27,411,228.28
ii. Class A-2	$4,395,806.09	$23,015,422.19
iii. Class A-3	$1,431,697.68	$21,583,724.51
iv. Class A-4	$4,419,933.98	$17,163,790.53

v. Total Class A Noteholders’ Interest Distribution	$8,314,150.79

and (B) to pay to the Counterparty, any Issuer Derivative payments (excluding Termination Payments other than Priority Termination Payments) to the pro rata, based on amounts owed to each such party, without preference or priority of any kind;	$—	$17,163,790.53

E. Unless the Subordinate Notes Interest Trigger has occurred and is continuing on such Quarterly Distribution Date, to pay to the Class B Noteholders, the Class B Noteholders’ Interest Distribution Amount payable on such Quarterly Distribution Date;	$401,849.91	$16,761,940.62

F. To the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;	$—	$16,761,940.62

G. To the applicable Noteholders, the Principal Distribution Amount in the following order:
to the Class A Noteholders, the Class A Principal Distribution Amount:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;	$16,761,940.62	$—
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;	$—	$—
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;	$—	$—
iv. to pay to the Class A-4 Noteholders until the Class A-4 Notes have been paid in full;	$—	$—
v. to pay to the Class B Noteholders until the Class B Notes have been paid in full;	$—	$—

vi. Total Noteholders’ Principal Distribution	$16,761,940.62

H. To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;	$—	$—

I. To pay the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;	$—	$—

J. To the Class B Noteholders in the following order:
(A) if the Subordinate Notes Interest Trigger has occurred and is continuing, to pay any Class B Noteholders’ Interest Distribution Amount payable on such Quarterly Distribution Date and not paid pursuant to clause E above; and	$—	$—
(B) after the Class A Notes have been paid in full, to pay the Class B Notes Carry-over Amount payable on such Quarterly Distribution Date;	$—	$—

K. To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;	$—	$—

L. in the event the Financed Eligible Loans are not sold pursuant to Sections 10.03 or 10.04 hereof, to pay as an accelerated payment of principal balance of the Notes th4en Outstanding, to the Noteholders in the same order and priority set forth in Sections (G)(i) through G(v) above, until the principal amount of the Notes is paid in full;

i. Class A-1	$—	$—
ii. Class A-2	$—	$—
iii. Class A-3	$—	$—
iv. Class A-4	$—	$—
v. Class B	$—	$—

M. To release to the Issuer any remaining funds.	$—	$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class B
i. Quarterly Interest Due	$13,135,934.68	$2,486,647.02	$4,395,806.09	$1,431,697.68	$4,419,933.98	$401,849.91
ii. Quarterly Interest Paid	13,135,934.68	2,486,647.02	4,395,806.09	1,431,697.68	4,419,933.98	401,849.91

iii. Interest Shortfall	$—	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$16,807,269.47	$16,807,269.47	$—	$—	$—	$—

v. Total Distribution Amount	$29,943,204.15	$19,293,916.49	$4,395,806.09	$1,431,697.68	$4,419,933.98	$401,849.91
B.
Principal Distribution Amount Reconciliation

i. Outstanding Amount of Notes as of	7/25/2008	$1,349,985,812.64
ii. Adjusted Pool Balance multiplied by 99.01%	9/30/2008	1,322,398,808.41

iii. Excess		$27,587,004.23
iv. Amount Due on a Note Final Maturity Date		—

v. Total Principal Distribution Amount as defined by Indenture		$27,587,004.23
vi. Actual Principal Distribution Amount based on amounts in Collection Fund		(16,761,940.62)

vii. Principal Distribution Amount Shortfall		$10,825,063.61

viii. Senior Noteholders’ Principal Distribution Amount		$16,761,940.62

Principal Distribution from Reserve Fund Excess (D-v)		$45,328.85

Total Principal Distribution Amount Paid		$16,807,269.47

C.
Additional Principal Paid

i. Notes Outstanding Principal Balance		$1,349,985,812.64
ii. Less: Principal Distribution Amount		(16,807,269.47)

iii. Basis for Parity Calculation	10/27/2008	$1,333,178,543.17

iv. Adjusted Pool Balance
Student Loan Principal Balance		$1,269,107,076.16
Interest Expected to be Capitalized		35,211,640.38
Capitalized Interest Fund Balance		28,041,947.54
Acquisition Fund Balance (includes Prefunding Account)		—
Reserve Fund Balance		3,260,796.79
v. Other Accrued Interest		5,218,127.87

vi. Total Assets for Parity Ratio	9/30/2008	$1,340,839,588.74

vii. Parity %		100.57%
Apply Excess Reserve to Unpaid Principal of Notes		Yes
D.
Reserve Fund Reconciliation

i. Beginning of Period Balance	7/25/2008	$3,306,125.64
ii. Amounts, if any, necessary to reinstate the balance (VIII — I)		—

iii. Total Reserve Fund Balance Available		$3,306,125.64
iv. Required Reserve Fund Balance		3,260,796.79

v. Excess Reserve — Apply to Unpaid Principal		$45,328.85
vi. Ending Reserve Fund Balance		$3,260,796.79
E.

Note Balances	7/25/2008	Paydown Factors	10/27/2008
i. Total Note Factor	0.8999905418	0.0112048463	0.8887856954

ii. A-1 Note Balance	$285,985,812.64		$269,178,543.17
A-1 Note Pool Factor	0.9999503938	0.0587666765	0.9411837174

iii. A-2 Note Balance	$481,000,000.00		$481,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$147,000,000.00		$147,000,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. A-4 Note Balance	$395,500,000.00		$395,500,000.00
A-4 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

vi. B Note Balance	$40,500,000.00		$40,500,000.00
B Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	8/31/2007	9/30/2008	8/31/2007	9/30/2008	8/31/2007	9/30/2008	8/31/2007	9/30/2008	8/31/2007	9/30/2008

Interim:
In School
Subsidized Loans	6.763%	6.126%	66,211	59,918	148	150	$223,478,401.28	$201,505,842.20	17.72%	15.88%
Unsubsidized Loans	6.760%	6.131%	46,950	42,081	148	150	$193,912,701.53	$169,576,937.10	15.37%	13.36%
Grace
Subsidized Loans	6.752%	5.939%	22,056	24,529	124	123	$72,772,109.74	$85,591,948.13	5.77%	6.74%
Unsubsidized Loans	6.750%	5.933%	16,233	18,174	125	124	$61,169,748.41	$76,509,742.66	4.85%	6.03%

Total Interim	6.759%	6.070%	151,450	144,702	142	142	$551,332,960.96	$533,184,470.09	43.71%	42.01%

Repayment
Active
0-30 Days Delinquent	7.423%	5.895%	109,383	96,726	112	111	$352,792,254.76	$316,979,942.36	27.97%	24.98%
31-60 Days Delinquent	7.284%	5.418%	9,561	11,805	110	113	$28,135,475.35	$33,915,615.93	2.23%	2.67%
61-90 Days Delinquent	7.258%	5.204%	6,193	6,384	110	111	$17,906,221.22	$19,226,554.66	1.42%	1.51%
91-120 Days Delinquent	7.259%	5.228%	3,793	5,194	108	109	$10,670,220.06	$15,069,959.50	0.85%	1.19%
121-150 Days Delinquent	7.290%	5.251%	3,167	4,371	108	108	$8,735,402.56	$11,766,198.72	0.69%	0.93%
151-180 Days Delinquent	7.184%	5.017%	2,678	3,650	107	108	$7,675,809.34	$10,291,212.65	0.61%	0.81%
181-210 Days Delinquent	7.149%	5.106%	4,636	2,767	107	108	$12,940,926.12	$7,444,690.44	1.03%	0.59%
211-240 Days Delinquent	7.279%	5.088%	2,243	1,970	105	105	$6,110,884.70	$5,463,407.46	0.48%	0.43%
241-270 Days Delinquent	7.249%	5.102%	773	1,849	105	105	$2,069,927.24	$4,952,202.46	0.16%	0.39%
271-300 Days Delinquent	0.000%	5.278%	0	2,457	0	107	$0.00	$6,708,292.80	0.00%	0.53%
>300 Days Delinquent	0.000%	0.000%	0	57	0	0	$0.00	$149,610.00	0.00%	0.01%

Deferment
Subsidized Loans	6.738%	4.466%	30,625	36,662	138	139	$82,729,948.21	$97,859,456.08	6.56%	7.71%
Unsubsidized Loans	7.226%	5.469%	21,354	25,513	139	140	$89,558,248.96	$102,389,941.79	7.10%	8.07%

Forbearance
Subsidized Loans	7.207%	4.987%	13,114	14,119	120	121	$38,013,544.85	$40,961,313.59	3.01%	3.23%
Unsubsidized Loans	7.629%	6.041%	10,867	11,466	122	122	$52,213,343.09	$54,779,145.16	4.14%	4.32%

Total Repayment	7.299%	5.500%	218,387	224,990	119	120	$709,552,206.46	$727,957,543.60	56.26%	57.36%

Claims In Process	7.302%	4.953%	101	2,894	114	102	$357,599.45	$7,965,062.47	0.03%	0.63%
Aged Claims Rejected	0.000%	0.000%	0	0	0	0	$0.00	$0.00	0.00%	0.00%

Grand Total	7.063%	5.736%	369,938	372,586	129	129	$1,261,242,766.87	$1,269,107,076.16	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 9/30/2008

Loan Type	WAC	WARM	Number of Loans	Principal Amount	%
Stafford — Subsidized	5.454%	130	212,357	$616,675,836.52	48.59%
Stafford — Unsubsidized	5.505%	131	143,519	$513,373,516.05	40.45%
GradPLUS Loans	8.500%	136	1,997	$26,567,264.63	2.09%
PLUS Loans	7.716%	110	14,171	$110,333,590.13	8.69%
SLS Loans	6.003%	98	542	$2,156,868.83	0.17%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	5.736%	129	372,586	$1,269,107,076.16	100.00%

School Type
Consolidation Uncoded*	0.000%	0	0	$0.00	0.00%
Four Year Institution	5.825%	131	216,931	$883,652,949.25	69.63%
Community/2-Year	5.483%	127	98,113	$229,260,216.51	18.06%
Vocational/Trade	5.588%	120	55,729	$149,633,016.60	11.79%
Unknown	5.969%	121	1,813	$6,560,893.80	0.52%

Total	5.736%	129	372,586	$1,269,107,076.16	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 9/30/2008

$995,820,602.95	Nelnet, Inc.
$217,844,366.25	Great Lakes
$40,199,495.57	ACS
$15,242,611.39	Sallie Mae
$1,269,107,076.16	Total

XIII. Collateral Tables as of 9/30/2008
Distribution of the Student Loans by Geographic Location *

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	1,533	$4,844,153.14	0.38%
Alaska	1,176	$4,705,336.18	0.37%
Alberta, Canada	23	$98,123.69	0.01%
American Samoa	39	$158,527.96	0.01%
Arizona	9,323	$28,788,146.59	2.27%
Arkansas	582	$2,130,038.39	0.17%
Armed Forces Atlantic	2	$3,067.91	0.00%
Armed Forces Europe	133	$423,473.10	0.03%
Armed Forces Pacific	48	$135,532.25	0.01%
British Columbia, Canada	5	$5,704.23	0.00%
California	32,629	$159,379,327.82	12.56%
Canada	2	$12,333.32	0.00%
Colorado	19,391	$55,295,094.46	4.36%
Connecticut	1,802	$8,829,837.17	0.70%
Delaware	85	$363,617.00	0.03%
District Of Columbia	441	$1,721,336.04	0.14%
Florida	33,425	$103,529,573.49	8.16%
Foreign	44	$128,252.69	0.01%
Foreign Country	254	$696,617.11	0.06%
Georgia	3,703	$13,509,134.47	1.06%
Guam	1,368	$5,539,648.96	0.44%
Hawaii	2,636	$9,676,142.57	0.76%
Idaho	325	$1,426,542.31	0.11%
Illinois	3,055	$12,870,674.09	1.01%
Indiana	5,009	$16,142,681.29	1.27%
Iowa	1,315	$3,909,039.00	0.31%
Kansas	1,451	$8,950,951.51	0.71%
Kentucky	1,282	$4,544,632.89	0.36%
Louisiana	7,548	$22,198,337.67	1.75%
Maine	26,966	$84,349,827.03	6.65%
Maryland	1,262	$5,590,123.66	0.44%
Massachusetts	3,010	$13,024,126.64	1.03%
Michigan	21,370	$68,569,352.11	5.40%
Minnesota	5,025	$16,455,336.76	1.30%
Mississippi	401	$1,523,812.59	0.12%
Missouri	3,842	$33,727,999.18	2.66%
Montana	236	$845,385.15	0.07%
Nebraska	14,887	$36,367,875.96	2.87%
Nevada	1,082	$4,345,426.62	0.34%
New Brunswick, Canada	2	$1,803.00	0.00%
New Hampshire	1,007	$4,402,024.11	0.35%
New Jersey	2,233	$9,432,692.98	0.74%
New Mexico	986	$3,281,933.17	0.26%
New York	6,050	$26,945,961.28	2.12%
North Carolina	1,658	$6,770,026.69	0.53%
North Dakota	152	$533,515.21	0.04%
Northern Mariana Islands	39	$218,345.08	0.02%
Nova Scotia, Canada	2	$5,227.96	0.00%
Nunavut	2	$5,353.89	0.00%
Ohio	26,521	$76,306,951.83	6.01%
Oklahoma	6,578	$19,076,137.68	1.50%
Ontario, Canada	17	$153,918.28	0.01%
Oregon	1,518	$8,139,164.56	0.64%
Pennsylvania	2,412	$9,321,144.25	0.73%
Puerto Rico	191	$953,946.79	0.08%
Rhode Island	666	$2,269,932.11	0.18%
South Carolina	604	$2,590,915.15	0.20%
South Dakota	251	$910,244.74	0.07%
Tennessee	9,753	$29,963,233.82	2.36%
Texas	63,287	$204,397,507.55	16.11%
Unknown	126	$597,353.69	0.05%
Utah	526	$2,010,861.01	0.16%
Vermont	280	$1,144,922.95	0.09%
Virgin Islands	61	$337,895.67	0.03%
Virginia	2,199	$7,713,342.01	0.61%
Washington	1,998	$8,428,191.29	0.66%
West Virginia	234	$746,924.50	0.06%
Wisconsin	36,279	$106,881,481.25	8.42%
Wyoming	244	$750,980.66	0.06%

	372,586	$1,269,107,076.16	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
TGSLC	71,128	$248,545,958.63	19.58%
GLHEC	74,609	$224,584,710.45	17.70%
CSAC	35,565	$165,338,283.43	13.03%
FAME	31,539	$104,417,802.54	8.23%
USAF	23,103	$93,156,341.36	7.34%
COAC	22,920	$67,671,980.79	5.33%
NSLP	22,489	$66,021,417.18	5.20%
MGA	19,671	$62,466,015.41	4.92%
OSFA	20,066	$58,797,891.60	4.63%
TSAC	11,445	$35,958,012.70	2.83%
ASA	5,357	$24,074,761.57	1.90%
SHESC	4,564	$22,518,816.34	1.77%
LOSFA	7,311	$20,241,343.65	1.60%
OGSLP	6,364	$17,646,465.47	1.39%
RIHEAA	1,926	$10,609,867.35	0.84%
NELA	2,296	$9,617,189.95	0.76%
EAC	2,501	$8,721,018.54	0.69%
NJOSA	2,695	$8,237,459.57	0.65%
ECMC	1,874	$5,234,686.66	0.41%
ISAC	923	$3,008,940.87	0.24%
KHEAA	1,134	$2,975,167.07	0.23%
PHEAA	260	$1,723,627.96	0.14%
GHEAC	628	$1,721,244.22	0.14%
ICSAC	600	$1,653,195.03	0.13%
CSLF	882	$1,421,118.53	0.11%
MSLP	192	$742,661.63	0.06%
UHEAA	214	$679,578.91	0.05%
SLGFA	188	$639,874.83	0.05%
NHHEAA	57	$319,092.33	0.03%
LSFAC	12	$163,007.79	0.01%
TX	68	$159,733.79	0.01%
FISL	4	$36,523.96	0.00%
AZ	1	$3,286.05	0.00%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	1,862	$1,489,625.02	0.12%
24 to 35	1,187	$1,531,546.49	0.12%
36 to 47	1,550	$2,801,934.78	0.22%
48 to 59	2,064	$4,102,948.42	0.32%
60 to 71	2,302	$5,016,239.54	0.40%
72 to 83	3,534	$9,202,093.48	0.73%
84 to 95	11,116	$30,476,314.27	2.40%
96 to 107	28,330	$93,358,825.70	7.36%
108 to 119	102,146	$333,706,120.75	26.30%
120 to 131	90,122	$336,330,166.61	26.50%
132 to 143	54,762	$202,534,745.53	15.96%
144 to 155	28,561	$94,178,702.70	7.42%
156 to 167	16,541	$54,364,753.85	4.28%
168 to 179	9,606	$30,534,847.54	2.41%
180 to 191	7,287	$24,146,911.71	1.90%
192 to 203	5,756	$22,585,939.99	1.78%
204 to 215	1,603	$4,851,679.51	0.38%
216 to 227	746	$2,130,146.81	0.17%
228 to 239	766	$2,195,628.60	0.17%
240 to 251	183	$556,241.38	0.04%
252 to 263	491	$1,444,367.45	0.11%
264 to 275	101	$450,907.08	0.04%
276 to 287	169	$1,203,820.24	0.10%
288 to 299	1,051	$6,339,612.14	0.50%
300 to 311	426	$2,515,833.57	0.20%
312 to 323	150	$507,491.98	0.04%
324 to 335	58	$172,618.39	0.01%
336 to 347	51	$124,158.32	0.01%
348 to 360	22	$86,008.31	0.01%
361 and Greater	43	$166,846.00	0.01%

Total	372,586	$1,269,107,076.16	100.00%

XIII. Collateral Tables as of 9/30/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	241,139	$871,183,038.45	68.65%
Year 2	53,692	$173,506,993.00	13.67%
Year 3	26,757	$78,656,418.12	6.20%
Year 4 or Greater	50,998	$145,760,626.59	11.49%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	15,523	$4,523,188.28	0.36%
$500.00 to $999.99	28,445	$21,711,098.06	1.71%
$1,000.00 to $1,999.99	76,019	$112,265,420.84	8.85%
$2,000.00 to $2,999.99	97,157	$244,694,269.94	19.28%
$3,000.00 to $3,999.99	52,093	$180,408,140.60	14.22%
$4,000.00 to $5,999.99	69,610	$337,030,482.67	26.56%
$6,000.00 to $7,999.99	9,081	$62,132,277.60	4.90%
$8,000.00 to $9,999.99	11,755	$101,731,290.56	8.02%
$10,000.00 to $14,999.99	8,151	$94,044,170.14	7.41%
$15,000.00 to $19,999.99	2,081	$35,960,057.05	2.83%
$20,000.00 to $24,999.99	1,235	$27,571,060.77	2.17%
$25,000.00 to $29,999.99	593	$16,140,049.14	1.27%
$30,000.00 to $34,999.99	529	$16,882,550.97	1.33%
$35,000.00 to $39,999.99	159	$5,931,245.55	0.47%
$40,000.00 to $44,999.99	72	$3,040,321.60	0.24%
$45,000.00 to $49,999.99	48	$2,257,726.56	0.18%
$50,000.00 to $54,999.99	7	$363,602.79	0.03%
$55,000.00 to $59,999.99	5	$283,876.74	0.02%
$60,000.00 to $64,999.99	5	$314,783.59	0.03%
$65,000.00 to $69,999.99	2	$137,786.09	0.01%
$70,000.00 to $74,999.99	2	$143,757.83	0.01%
$75,000.00 to $79,999.99	1	$79,300.92	0.01%
$80,000.00 to $84,999.99	1	$84,853.10	0.01%
$85,000.00 to $89,999.99	1	$89,495.35	0.01%
$90,000.00 and Greater	11	$1,286,269.42	0.10%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	328,992	$1,145,718,351.60	90.28%
31 to 60	11,936	$34,254,372.35	2.70%
61 to 90	6,448	$19,437,697.34	1.53%
91 to 120	5,236	$15,183,186.21	1.20%
121 and Greater	19,974	$54,513,468.66	4.30%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	0	$0.00	0.00%
3.00% to 3.49%	0	$0.00	0.00%
3.50% to 3.99%	81,744	$241,607,854.22	19.04%
4.00% to 4.49%	95,350	$266,801,121.75	21.02%
4.50% to 4.99%	0	$0.00	0.00%
5.00% to 5.49%	10,226	$43,277,306.62	3.41%
5.50% to 5.99%	1,448	$4,956,347.93	0.39%
6.00% to 6.49%	0	$0.00	0.00%
6.50% to 6.99%	172,625	$598,925,177.10	47.19%
7.00% to 7.49%	29	$65,399.70	0.01%
7.50% to 7.99%	0	$0.00	0.00%
8.00% to 8.49%	346	$1,348,193.90	0.11%
8.50% to 8.99%	10,702	$111,567,606.70	8.79%
9.00% or greater	116	$558,068.24	0.04%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	356,531	$1,209,685,552.26	95.32%
91 Day T-Bill Index	16,055	$59,421,523.90	4.68%

Total	372,586	$1,269,107,076.16	100.00%

Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	370,415	$1,259,304,249.19	99.23%
Pre-October, 1993	2,171	$9,802,826.97	0.77%

Total	372,586	$1,269,107,076.16	100.00%

XIV. Trigger Information

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the October 2018 Quarterly Distribution Date and (b) the date that is the 10th business day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the October 2018 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	133.56%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor or any assignee does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee (or its designated agent) shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Depositor or any assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No

C. If the Subordinate Notes Interest Trigger has occurred and is continuing on such Quarterly Distribution Date, then the Class B Noteholders’ Interest Distribution Amount will not be paid on such Quarterly Distribution Date.

1. Is the Subordinate Notes Interest Trigger in effect?	No

i. Can the Class B Noteholders receive the Interest Distribution Amount on such Quarterly Distribution Date?		Yes
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	64032J AA 4	0.53%	4.06500%
A-2 Notes	64032J AB 2	0.70%	4.23500%
A-3 Notes	64032J AC 0	0.93%	4.46500%
B Notes	64032J AE 6	1.00%	4.53500%

LIBOR Rate for Accrual Period	3.53500%
First Date in Accrual Period	10/27/2008
Last Date in Accrual Period	1/25/2009
Days in Accrual Period	91
XVI. Items to Note
The Principal Shortfall as of the 07/25/2008 Quarterly Distribution Date is $10,825,063.61.
The Carryover Servicing Fees that remain unpaid on this Quarterly Distribution Date are $1,018.99.